Debt Obligations (Current portion - Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Mar. 01, 2011	Oct. 03, 2011
Obligation for capital lease			0.1
Current portion - long-term debt	30.1	20.1	10.2		20.1
Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.26% and 0.06% - 0.32% [Member]
Debt instrument maturity year	Nov. 01, 2040	Nov. 01, 2040
Debt instrument interest percentage	0.02%
Debt instrument interest percentage minimum		0.04%	0.04%
Debt instrument interest percentage maximum	0.05%	0.15%		0.26%
U.S. Government note maturing in February 2061 - 4.20% [Member]
Current portion - long-term debt	0.1	0.1			0.1
Debt instrument maturity year	Feb. 01, 2061	Feb. 01, 2061
Debt instrument interest percentage	4.20%	4.20%			4.20%	4.20%
U.S. Government note maturing in February 2061 - 4.20%, current		0.1	0.1		0.1
Bank Term Loan maturing in May 2018 [Member]
Current portion - long-term debt	30.0	20.0	10.0		$ 20.0
Debt instrument maturity year	May 01, 2018	May 01, 2018
Debt instrument interest percentage		2.41%			2.41%
Debt instrument interest percentage minimum	2.41%	2.41%	2.42%		2.42%
Debt instrument interest percentage maximum	2.43%	2.42%	2.45%		2.45%
Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]
Debt instrument maturity year	Oct. 01, 2016	Oct. 01, 2016
Debt instrument interest percentage	6.50%	6.50%	6.50%		6.50%		6.50%